INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Intangible Asset, Goodwill and Other [Abstract]
Amortization	$ 15,730	$ 14,963	$ 15,020